Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Expense [Abstract]
Schedule of Deferred Tax
	2026	2025	2024
Hong Kong enterprises income tax:
Current tax	$7,666	$63,168	$196,252
Deferred tax	—	—	—
Total	$7,666	$63,168	$196,252

Schedule of Reconciles the Statutory Rate to Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate for the years ended March 31, 2026, 2025 and 2024:

	2026	2025	2024
Hong Kong Statutory income tax rate	16.5%	16.5%	16.5%
Permanent difference for non-deductible expense	-%	44.8%	0.6%
Permanent difference for non-taxable income	(0.6)%	(2.0)%	(0.6)%
Deferred tax not provided for	(1.1)%	(11.2)%	(0.2)%
Previous years’ operating loss deducted in current year	-%	-%	(0.7)%
Effect of Hong Kong preferential tax rate	0.6%	(59.7)%	(2.8)%
Effect of different tax jurisdiction	(16.1)%	186.5%	0%
Effective tax rate	(0.7)%	174.9%	12.8%